Leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Summary of Lease Expense and Cash Flow Information
The components of lease expense related to leases for the period are as follows:

	Six Months Ended June 30,		Year ended December 31,
	2020	2019	2019
	(Unaudited)
	(In thousands)
Lease Cost:
Operating lease expense	$2,162	$1,815	$4,243
Short-term lease expense	123	93	219
Finance lease cost:
Amortization of right-of-use assets	55	56	98
Interest on lease liabilities	17	10	29
Total finance lease cost	72	66	127
Variable lease cost	775	264	803
Total lease cost	$3,132	$2,238	$5,392
The components of supplemental cash flow information related to leases for the period are as follows:

	Six Months Ended June 30,		Year Ended December 31,
	2020	2019	2019
	(Unaudited)
	(In thousands, except term and rate data)
Cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,545	$2,197	$4,462
Operating cash flows from finance leases	$18	$7	$29
Financing cash flows from finance leases	$49	$47	$104

Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$34	$16,746	$17,658
Finance Leases	$48	$358	$430

Other Information:
Weighted average remaining lease term:
Operating leases (in years)	13.20	13.96	13.36
Finance leases (in years)	3.47	4.63	3.96

Weighted average discount rates:
Operating leases	11.77%	11.79%	11.77%
Finance leases	8.92%	10.70%	9.37%

Summary of Balance Sheet Information
The supplemental balance sheet information related to leases for the period is as follows:

	As of
	June 30, 2020	December 31, 2019
	(Unaudited)
	(In thousands)
Operating leases
Long-term right-of-use assets	$16,120	$16,632

Short-term operating lease liabilities	$2,049	$2,354
Long-term operating lease liabilities	20,968	21,867
Total operating lease liabilities	$23,017	$24,221